American Century Investments®
Quarterly Portfolio Holdings
Short-Term Government Fund
June 30, 2025

Short-Term Government - Schedule of Investments
JUNE 30, 2025 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
U.S. TREASURY SECURITIES — 51.1%
U.S. Treasury Inflation-Indexed Notes, 2.125%, 4/15/29	414,856	426,116
U.S. Treasury Inflation-Indexed Notes, 0.25%, 7/15/29	501,648	481,863
U.S. Treasury Notes, 5.00%, 9/30/25	6,100,000	6,109,793
U.S. Treasury Notes, 4.50%, 3/31/26	2,500,000	2,507,019
U.S. Treasury Notes, 4.375%, 12/15/26(1)	2,400,000	2,418,281
U.S. Treasury Notes, 3.375%, 9/15/27	1,500,000	1,489,863
U.S. Treasury Notes, 4.00%, 12/15/27	18,000,000	18,130,781
U.S. Treasury Notes, 4.25%, 1/15/28	3,000,000	3,039,258
U.S. Treasury Notes, 4.25%, 2/15/28	14,000,000	14,191,406
U.S. Treasury Notes, 3.875%, 3/15/28	12,500,000	12,562,012
U.S. Treasury Notes, 3.875%, 6/15/28	1,500,000	1,508,028
U.S. Treasury Notes, 4.625%, 9/30/28	6,000,000	6,167,578
U.S. Treasury Notes, 1.375%, 12/31/28	2,700,000	2,494,863
U.S. Treasury Notes, 3.75%, 12/31/28	16,000,000	16,018,125
U.S. Treasury Notes, 2.375%, 3/31/29	4,500,000	4,288,711
U.S. Treasury Notes, 4.125%, 3/31/29	12,600,000	12,773,250
TOTAL U.S. TREASURY SECURITIES (Cost $103,843,832)		104,606,947
COLLATERALIZED MORTGAGE OBLIGATIONS — 30.5%
FHLMC, Series 3114, Class FT, VRN, 4.77%, (30-day average SOFR plus 0.46%), 9/15/30	62,796	62,572
FHLMC, Series 3200, Class FP, VRN, 4.62%, (30-day average SOFR plus 0.31%), 8/15/36	283,158	279,332
FHLMC, Series 3206, Class FE, VRN, 4.82%, (30-day average SOFR plus 0.51%), 8/15/36	123,951	122,552
FHLMC, Series 3231, Class FA, VRN, 4.82%, (30-day average SOFR plus 0.51%), 10/15/36	122,556	121,459
FHLMC, Series 3301, Class FA, VRN, 4.72%, (30-day average SOFR plus 0.41%), 8/15/35	122,989	121,724
FHLMC, Series 3380, Class FP, VRN, 4.77%, (30-day average SOFR plus 0.46%), 11/15/36	147,568	146,282
FHLMC, Series 3508, Class PF, VRN, 5.27%, (30-day average SOFR plus 0.96%), 2/15/39	51,078	51,178
FHLMC, Series 3587, Class FB, VRN, 5.20%, (30-day average SOFR plus 0.89%), 2/15/36	150,808	151,243
FHLMC, Series 5490, Class LF, VRN, 5.41%, (30-day average SOFR plus 1.10%), 1/25/55	3,847,858	3,846,542
FHLMC, Series K049, Class A2, SEQ, 3.01%, 7/25/25	148,356	147,910
FHLMC, Series K058, Class A2, SEQ, 2.65%, 8/25/26	1,948,000	1,912,362
FHLMC, Series K058, Class AM, SEQ, VRN, 2.72%, 8/25/26	2,000,000	1,962,172
FHLMC, Series K059, Class A2, VRN, 3.12%, 9/25/26	2,107,000	2,078,008
FHLMC, Series K059, Class AM, SEQ, VRN, 3.17%, 9/25/26	2,500,000	2,463,652
FHLMC, Series K063, Class A2, VRN, 3.43%, 1/25/27	2,000,000	1,976,637
FHLMC, Series K063, Class AM, SEQ, VRN, 3.51%, 1/25/27	3,000,000	2,965,174
FHLMC, Series K064, Class A2, SEQ, 3.22%, 3/25/27	1,471,000	1,449,054
FHLMC, Series K065, Class AM, SEQ, 3.33%, 5/25/27	2,136,000	2,103,698
FHLMC, Series K068, Class A2, SEQ, 3.24%, 8/25/27	944,159	928,142
FHLMC, Series K069, Class A2, SEQ, VRN, 3.19%, 9/25/27	3,071,675	3,015,751
FHLMC, Series K071, Class A2, SEQ, 3.29%, 11/25/27	3,900,000	3,832,632
FHLMC, Series K073, Class A2, SEQ, 3.35%, 1/25/28	2,064,000	2,029,809
FHLMC, Series K734, Class A2, SEQ, 3.21%, 2/25/26	4,734,176	4,700,487
FHLMC, Series K736, Class A2, SEQ, 2.28%, 7/25/26	1,776,030	1,741,844
FHLMC, Series K739, Class A2, SEQ, 1.34%, 9/25/27	2,274,511	2,157,936
FHLMC, Series KC06, Class A2, SEQ, 2.54%, 8/25/26	2,107,997	2,069,854
FHLMC, Series KC07, Class A7, SEQ, 2.51%, 10/25/26	1,870,783	1,828,987
FHLMC, Series KIR1, Class A1, SEQ, 2.45%, 3/25/26	354,226	350,481
FHLMC, Series KIR1, Class A2, SEQ, 2.85%, 3/25/26	1,000,000	986,448
FHLMC, Series KJ25, Class A2, SEQ, 2.61%, 1/25/26	58,863	58,522
FHLMC, Series KJ33, Class A2, SEQ, 1.57%, 7/25/32	1,020,343	960,533

FHLMC, Series W5FX, Class AFX, SEQ, VRN, 3.34%, 4/25/28	4,300,000	4,208,857
FHLMC, Series X3FX, Class A2FX, SEQ, 3.00%, 6/25/27	1,800,880	1,765,744
FNMA, Series 2006-11, Class FA, VRN, 4.72%, (30-day average SOFR plus 0.41%), 3/25/36	97,068	96,311
FNMA, Series 2006-60, Class KF, VRN, 4.72%, (30-day average SOFR plus 0.41%), 7/25/36	325,625	323,039
FNMA, Series 2006-72, Class TE, VRN, 4.72%, (30-day average SOFR plus 0.41%), 8/25/36	144,371	142,904
FNMA, Series 2009-33, Class FB, VRN, 5.24%, (30-day average SOFR plus 0.93%), 3/25/37	180,132	181,082
FNMA, Series 2009-89, Class FD, VRN, 5.02%, (30-day average SOFR plus 0.71%), 5/25/36	87,778	87,852
FNMA, Series 2016-M11, Class A2, SEQ, VRN, 2.37%, 7/25/26	3,068,058	3,006,140
FNMA, Series 2024-M6, Class A2, VRN, 3.00%, 7/25/27	2,211,000	2,163,541
FNMA, Series 2025-35, Class HF, VRN, 6.00%, (30-day average SOFR plus 1.70%), 5/25/55	2,052,676	2,057,560
FRESB Mortgage Trust, Series 2021-SB83, Class A5F, VRN, 0.63%, 1/25/26	1,712,945	1,681,448
GNMA, Series 2010-14, Class QF, VRN, 4.88%, (1-month SOFR plus 0.56%), 2/16/40	204,316	203,614
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $62,411,131)		62,541,069
U.S. GOVERNMENT AGENCY SECURITIES — 3.9%
FHLB, 0.96%, 3/5/26	2,500,000	2,447,642
FHLB, 4.00%, 10/9/26	2,500,000	2,501,890
FHLB, 4.625%, 11/17/26	2,000,000	2,017,734
FHLB, 4.125%, 1/15/27	1,000,000	1,005,084
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $7,947,964)		7,972,350
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 3.7%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.3%
FNMA, VRN, 6.86%, (1-year RFUCC plus 1.75%), 5/1/42	525,035	545,261
FNMA, VRN, 3.18%, (1-year RFUCC plus 1.61%), 3/1/47	44,899	44,474
FNMA, VRN, 3.10%, (1-year RFUCC plus 1.61%), 4/1/47	44,199	43,728
		633,463
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 3.4%
FNMA, 2.47%, 7/1/26	3,200,000	3,137,789
FNMA, 3.17%, 1/1/27	1,500,000	1,477,160
FNMA, 3.63%, 8/1/28	2,317,042	2,265,247
FNMA, 7.00%, 5/1/32	28,913	30,489
FNMA, 7.00%, 5/1/32	2,697	2,844
FNMA, 7.00%, 6/1/32	34,099	35,971
		6,949,500
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $7,573,408)		7,582,963
ASSET-BACKED SECURITIES — 2.7%
Brazos Education Loan Authority, Inc., Series 2021-1, Class A1B, VRN, 5.01%, (1-month SOFR plus 0.69%), 11/25/71	595,143	578,600
Brazos Education Loan Authority, Inc., Series 2021-2, Class A1B, VRN, 5.13%, (1-month SOFR plus 0.81%), 1/25/72	570,986	565,852
ECMC Group Student Loan Trust, Series 2021-1A, Class A1B, VRN, 4.99%, (30-day average SOFR plus 0.68%), 11/25/70(2)	838,083	827,379
Missouri Higher Education Loan Authority, Series 2021-2, Class A1B, VRN, 5.13%, (1-month SOFR plus 0.81%), 3/25/61	131,241	126,584
Navient Student Loan Trust, Series 2021-1A, Class A1A, SEQ, 1.31%, 12/26/69(2)	196,087	167,517
Nelnet Student Loan Trust, Series 2006-1, Class A6, VRN, 5.04%, (3-month SOFR plus 0.71%), 8/23/36(2)	744,240	739,640
Nelnet Student Loan Trust, Series 2019-5, Class A, SEQ, 2.53%, 10/25/67(2)	298,012	271,995
North Texas Higher Education Authority, Inc., Series 2021-1, Class A1B, VRN, 5.00%, (1-month SOFR plus 0.68%), 9/25/61	685,584	682,701
North Texas Higher Education Authority, Inc., Series 2021-2, Class A1B, VRN, 5.00%, (1-month SOFR plus 0.68%), 10/25/61	1,102,843	1,081,382
Pennsylvania Higher Education Assistance Agency, Series 2021-1A, Class A, VRN, 4.97%, (30-day average SOFR plus 0.64%), 5/25/70(2)	545,736	536,472
TOTAL ASSET-BACKED SECURITIES (Cost $5,547,926)		5,578,122

MUNICIPAL SECURITIES — 2.3%
State of California GO, 4.60%, 4/1/28, Prerefunded at 100% of Par(3) (Cost $4,740,676)	4,700,000	4,780,138
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
COMM Mortgage Trust, Series 2016-DC2, Class A4, SEQ, 3.50%, 2/10/49	272,554	271,716
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A3, SEQ, 3.45%, 12/15/48	331,817	330,947
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $582,299)		602,663
SHORT-TERM INVESTMENTS — 5.1%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	14,417	14,417
Repurchase Agreements — 1.7%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 12/31/28, valued at $413,566), in a joint trading account at 4.35%, dated 6/30/25, due 7/1/25 (Delivery value $405,443)		405,394
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.00%, 12/15/27, valued at $3,203,829), at 4.39%, dated 6/30/25, due 7/1/25 (Delivery value $3,141,383)		3,141,000
		3,546,394
Treasury Bills(4) — 3.4%
U.S. Treasury Bills, 4.43%, 8/14/25	4,000,000	3,978,984
U.S. Treasury Bills, 4.51%, 8/19/25	3,000,000	2,982,411
		6,961,395
TOTAL SHORT-TERM INVESTMENTS (Cost $10,521,931)		10,522,206
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $203,169,167)		204,186,458
OTHER ASSETS AND LIABILITIES — 0.4%		781,411
TOTAL NET ASSETS — 100.0%		$204,967,869

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	3	September 2025	$336,375	$(2,162)
U.S. Treasury 10-Year Ultra Notes	5	September 2025	571,328	(4,775)
			$907,703	$(6,937)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
RFUCC	–	FTSE USD IBOR Consumer Cash Fallbacks
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $292,209.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $2,543,003, which represented 1.2% of total net assets.
(3)Escrowed to maturity in U.S. government securities or state and local government securities.
(4)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$104,606,947	—
Collateralized Mortgage Obligations	—	62,541,069	—
U.S. Government Agency Securities	—	7,972,350	—
U.S. Government Agency Mortgage-Backed Securities	—	7,582,963	—
Asset-Backed Securities	—	5,578,122	—
Municipal Securities	—	4,780,138	—
Commercial Mortgage-Backed Securities	—	602,663	—
Short-Term Investments	$14,417	10,507,789	—
	$14,417	$204,172,041	—

Liabilities
Other Financial Instruments
Futures Contracts	$6,937	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.